Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid expenses		$ 54,466	$ 2,761
Note receivable	[1]	400,000
Advance deposit for intent acquisition	[2]	4,937,664	4,937,664
Deposits and others		28,786	181,025
Total prepaid expenses and other current assets		$ 5,420,916	$ 5,121,450

[1]	While the Company entered into the purchase Agreement with the Buyers to sell 100% equity interest in Anyi Network including its subsidiaries, the Company entered into a Promissory Note, pursuant to which the Buyers agreed to pay the Cash Consideration of $400,000 to the Company on or prior to June 30, 2021. The promissory note is not secured and bears no interest.
[2]	The Company entered into a letter of intent of equity acquisition with Yushu Kingo City Real Estate Development Co., Ltd. on February 26, 2019, and made advance payments upon execution of a letter of intent for completion of due diligence of $4,937,664.